INCOME TAXES (Details 2) - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Deferred Tax Assets:
Stock based compensation	$ 7,281,332	$ 5,184,240
Accrued compensation	480,109	315,122
Net operating loss carryforward-Federal	1,512,039	640,663
Net operating loss carryforward-State	282,780	118,160
State bonus depreciation	29,986
Other	177	177
Total deferred tax assets:	9,586,423	6,258,362
Deferred Tax Liabilities:
Property and equipment	205,378	92,535
Total deferred tax liabilities:	205,378	92,535
Valuation Allowance	(9,381,045)	(6,165,827)
Net deferred tax assets	$ 0	$ 0